Shareholder's capital - Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	$ 8,395	$ 24,637
Share options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	939	1,743
Director deferred share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	821	870
Employee share purchase
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	592	511
Performance and restricted share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	$ 6,043	$ 21,513